4. Finance Income and Finance Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ (654)	€ 1,100	€ 180	€ 811
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	(128)	(223)	(283)	(466)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	(728)	1,278	28	1,203
Other finance income/finance costs
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ 202	€ 45	€ 435	€ 74